GOODWILL	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about goodwill [abstract]
GOODWILL

NOTE 17 – GOODWILL

The following table shows the movement of the goodwill balance during the years ended December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
Balance at the beginning of the year	Ps.	8,486,560	Ps.	7,713,817
Impairment charge (1)		(12,257)		(109,334)
Loss of control in subsidiary (2)		(5,902,410)		—
Effect of movements in exchange rates (3)(4)		(323,676)		882,077
Balance at the end of the year	Ps.	2,248,217	Ps.	8,486,560

(1)	See note 17.1. Goodwill impairment.
(2)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(3)	The foreign exchange adjustment is attributable to Multifinancial Group Inc. in 2022 and BAC Holding International Corp. and Multifinancial Group Inc. in 2021.
(4)	Includes the effect of exchange rates for the discontinued operation of BAC Holding International Corp. for Ps. (353,876) in 2022 and for Ps. 862,091 in 2021.

The following is the detail of goodwill assigned per Cash Generating Units (CGU), representing the smallest identifiable levels which are monitored by Grupo Aval’s management and which are not greater than the business’ segments:

Goodwill carrying amount
	December 31,		December 31,
CGU	2022		2021
BAC Holding International Corp. (1)	Ps.	—	Ps.	6,256,287
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		538,231
Banco de Bogotá S.A. over Megabanco (2)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Banco de Bogotá S.A. over Multi Financial Group Inc. (3)		175,221		145,020
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S. (4)		82,594		93,272
Banco de Occidente S.A. over Banco Unión (2)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
Concesionaria Covipacífico S.A.S. (5)		—		1,579
	Ps.	2,248,217	Ps.	8,486,560

(1)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(2)	Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco, Banco de Occidente and Banco Unión.
(3)	The variation presented corresponds to the foreign exchange adjustment attributable to Multi Financial Group Inc.
(4)	Includes recognition of impairment Ps. 10,678.
(5)	As of December 31, 2022, it was 100% impaired.

The recoverable amount of each cash generating unit was determined based on a valuation carried out by an appropriate expert. Such calculations used cash flow projections, covering periods from 5 to 20 years. Cash flows subsequent to these periods were extrapolated using estimated growth rates for such flows, not exceeding the average of the economic sector where the cash generating unit operates.

Below is the detail of the most significant values that comprise Goodwill by 2022:

A.     Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A. and the goodwill in question was allocated to the groups of cash-generating units that together made up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser and reviewed by management. This valuation was conducted in February, 2023 and is based on financial statements of Porvenir on September 30, 2022. The conclusion was that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 8,770,719, exceeding the book value by Ps. 6,126,977.

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, even though the valuation exercise includes a 20-years projection, the following tables only shows the first 5 years as rates, following the first year of projection, are generally stable with no significant variations.

December 31, 2022
	2023	2024	2025	2026	2027
Interest rate on investments	7.7%	4.5%	4.9%	4.9%	4.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	(6.4)%	55.6%	2.5%	2.3%	4.6%
Growth in expenses	(5.3)%	11.4%	7.2%	4.9%	4.5%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount interest rate after taxes	14.4%	9.5%	9.0%	8.2%	8.1%
Growth rate after twenty years	2.9%

A 20-years projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business of Porvenir, as indicated in the foregoing tables. The following is a description of that process.

●	Investments and borrowing rates were projected using historical data and data provided by the Company on the business.
●	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by the Company.
●	The inflation rate used in the projections is based on reports from outside sources, such as Oxford Economist.
●	The growth rate used for the terminal value was 2.9%, which is the average projected inflation provided by the independent specialists.

The after-tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units associated with goodwill would be Ps. 7,883,552 and still exceeding book value as of December, 2022 of Ps. 2,643,742.

B.   Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in February 2023 and is based on Banco de Bogotá´s financial statements as of September 30, 2022.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 14,436,755 exceeds the book value by Ps. 6,587,543.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.3%	11.2%	10.5%	10.4%	10.2%
Borrowing rate	6.9%	5.4%	4.6%	4.5%	4.5%
Growth in income from commissions	15.4%	10.8%	14.9%	15.3%	15.3%
Growth in expenses	14.6%	8.2%	8.2%	8.2%	8.2%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.4%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 12,954,539, still exceeding book value as of December, 2022 of Ps. 7,849,212.

C. Banco Popular S.A.

The acquisition process of Grupo Aval's stake in Banco Popular S.A. began in December 2006 and ended in September 2011, where Grupo Aval closed with a direct participation of 93.74%.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in March 2023 and is based on Banco Popular´s financial statements as of September 30, 2022.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 4,167,985 exceeds the book value by Ps. 956,928.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	12.6%	10.9%	10.9%	10.9%
Borrowing rate	9.2%	7.4%	5.8%	5.2%	4.8%
Growth in income from commissions	6.1%	11.4%	16.7%	11.3%	8.4%
Growth in expenses	13.2%	6.6%	7.5%	7.6%	6.8%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.4%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 4,069,980, still exceeding book value as of December, 2022 of Ps. 3,211,057.

D. Banco de Bogotá S.A.

As of December 31, 2022, Grupo Aval has a direct participation in Banco de Bogotá of 68.93%.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in March 2023 and is based on Banco de Bogotá´s financial statements as of September 30, 2022.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 16,838,983 exceeds the book value by Ps. 7,763,151.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	11.7%	11.0%	10.8%	10.6%
Borrowing rate	6.9%	5.3%	4.6%	4.6%	4.5%
Growth in income from commissions	16.7%	11.5%	13.8%	14.4%	13.7%
Growth in expenses	15.9%	9.8%	9.8%	9.7%	6.0%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.4%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 15,124,295, still exceeding book value as of December, 2022 of Ps. 9,075,832.

E. Multi Financial Group Inc.

On May 22, 2020, Banco de Bogotá acquired 96.6% of the shares of Multi Financial Group (MFG) through its subsidiary Leasing Bogotá S.A. Panama (LBP), and subsequently between the months of June and December 2020, acquired the additional 2.97%, for a 99.6% total. As of December 31, 2020 the Purchase Price Allocation process (PPA) was finished, and the final goodwill value was determined.

As of September 2021, Leasing Bogotá Panama changed its business name to BAC Holding International (BAC Holding) and spun-off Multi Financial Group. As a result, Banco de Bogotá took control of the company through Multi Financial Holding, therefore the goodwill of Bac Credomatic and its subsequent acquisitions belong to BAC Holding International, and the goodwill of Multi Financial Group belongs to Multi Financial Holding.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in February 2023 and is based on

Multi Financial Group´s financial statements as of September 30, 2022.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 3,456,899 exceeds the book value by Ps. 1,462,290.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	6.4%	6.6%	6.8%	6.9%	7.0%
Borrowing rate	4.0%	4.0%	4.0%	4.1%	4.1%
Growth in income from commissions	9.4%	7.2%	8.9%	9.4%	8.7%
Growth in expenses	4.5%	3.0%	2.8%	1.9%	3.1%
Discount rate after taxes	10.6%
Growth rate after ten years	4.0%

The averages of the main premises used are listed in the foregoing tables. The following is a description of that process.

●	Lending rates on loans and investments were projected based on historical data and on the management expectations, considering the competitiveness of the different services in their respective markets and the growth strategies for each segment.
●	For its part, for the growth in commissions was projected considering the increase in loan portfolios; this allows promoting greater income collection through products and services such as insurance, memberships, exchange commissions, among others, as well as the implementation of new services. As well as more competitive markets over the projected timeline.
●	The future flows of funds are denominated in US dollars and are discounted at a nominal rate in US dollars, estimated as "Ke".
●	The discount rate has been estimated considering the risk profile of the market where MFG operates.
●	To estimate the terminal value, a perpetuity has been projected based on the normalized cash flow, adjusted according to the expectations of stabilized long-term growth. This evolution is in line with the long-term average growth rate for the country's economy. In this case, an annual long-term average nominal growth rate in dollars of 4.0% was considered.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the 10.6% estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 3,188,642, still exceeding book value as of December, 2022 of Ps. 1,994,609.

As of December 31, 2021, the main values that made up the goodwill were the following:

A.          BAC Holding International Corp.

On December 9, 2010, Banco de Bogotá S.A. acquired control of BAC Credomatic Inc. (BAC COM) through its subsidiary BAC Holding International Corp. (BAC Holding), which is the Panamanian company that executed the purchase agreement. BAC Credomatic Inc. (BAC COM), a company incorporated to do business under the laws of the British Virgin Islands, is the owner of Banco BAC International Bank, Inc. and the operations of BAC Credomatic Inc. (BAC) in Central America.

With the acquisition of BAC COM, through BAC Holding, BAC’s corporate structure now is controlled by Banco de Bogotá S.A., which is controlled, in turn, by Grupo Aval. Goodwill was generated and recognized as a result of that operation. Banco de Bogotá was authorized by the Superintendency of Finance to make this acquisition, through its subsidiary BAC Holding International Corp, as indicated in Official Notice 2010073017- 048 dated December 3, 2010.

Later, 98.92% of the shares of Banco Bilbao Vizcaya Argentaria S.A. Panamá (BBVA Panamá, now BAC de Panamá) were acquired by Banco de Bogotá, through its subsidiary BAC Holding International Corp, under authorization from the Superintendency of Finance, as per Official Notice 2013072962-052 dated December 12, 2013.

In addition, 100.00% of the shares of Banco Reformador de Guatemala (Reformador) and of Transcom Bank Limited in Barbados (Transcom) were acquired, and both banks were stated as Grupo Financiero Reformador de Guatemala. The Superintendency of

Finance authorized Banco de Bogotá to acquire these banks, through its subsidiaries Credomatic International Corporation and BAC Credomatic Inc., as per Official Notice 2013068082-062 dated December 3, 2013.

During 2015, Credomatic International Corporation, a subsidiary of the company, acquired 100% of the issued and outstanding shares of COINCA Corporation Inc. (COINCA) and Corporación Tenedora BAC Credomatic S.A., and an indirect subsidiary of the Company, acquired 100% of the issued and outstanding shares of Medios de Pago MP S.A., domiciled in Costa Rica, generating with the latter a capital gain of Ps. 853,401 that was included in the consolidated financial statements of the Bank in the first quarter of 2016.

As of September 2021, Leasing Bogotá S.A Panama changed its corporate name to BAC Holding International Corp. and spun-off Multi Financial Group Inc. in favor of Banco de Bogotá through Multi Financial Holding (See note 1). In this sense, the goodwill of BAC Credomatic and its subsequent acquisitions were registered in BAC Holding International Corp. and the goodwill of Multi Financial Group Inc. in Multi Financial Holding.

The latest valuation update for the groups of cash generating units to which this goodwill was allocated was carried out by an independent adviser and reviewed by Management in January 2022, based on the financial statements of BAC Credomatic on September 30, 2021. The conclusion was that there are no circumstances that could indicate a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill of Ps. 24,669,313 exceeds the book value by Ps.11,185,784.

The following table shows the averages of the main assumptions used in the reports on impairment analysis of the cash-generating units with allocated goodwill, based on the impairment assessments carried out on the indicated dates. Although the valuation exercise includes a 10-years projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	9.1%	9.1%	9.1%	9.1%	9.1%
Borrowing rate	2.2%	2.2%	2.2%	2.2%	2.2%
Growth in income from commissions	1.6%	6.6%	5.8%	5.4%	5.3%
Growth in expenses	6.2%	5.1%	5.1%	4.7%	3.3%
Discount rate after taxes	11.8%
Growth rate after five years	3.0%

A 10-years projection was made to evaluate potential goodwill impairment, considering that the business will have matured and the flow of funds will have stabilized once this period has elapsed. In turn, macroeconomic assumptions as well as those for BAC Credomatic’s business in each of the countries where it operates were used for the projection, to reflect the contribution of each market to the CGUs as a whole. The averages of the main premises used are listed in the foregoing tables, including the variables for all the countries where BAC Credomatic Inc. operates. The following is description of that process:

●	Lending rates on loans and investments were projected based on historical data and on the expectations of management in each of the countries where BAC Credomatic Inc. operates, considering the competitiveness of the different services in their respective markets and the growth strategies for each segment. The projection on US Federal Reserve rates was taken into account as well, since these rates serve as a basis for international banking rates.
●	Growth in income from commissions was projected in line with the growth in BAC Credomatic´s active portfolio, which allows for greater income through products and services like insurance, memberships. commissions on foreign currency exchange and also the implementation of new services among others. Competitive markets were also considered in the projected time horizon elapsed.
●	Although the functional or reporting currency of the business is that of each country in the region where BAC Credomatic Inc.´s. subsidiaries operate, the future flows of funds have been converted into nominal U.S. dollars in each projected period, discounted at a nominal rate in U.S. dollars, net of income tax, estimated as cost of equity ("Ke"). A discount rate in U.S. dollars is used, given that a consistent discount rate in the respective local currencies cannot be estimated due to of the lack of required data.
●	The discount rate has been estimated considering of the risk profile of each of the markets where BAC Credomatic Inc. operates.
●	To estimate the terminal value, the normalized flow of funds, adjusted according to growth expectations, was projected in perpetuity. This projection does not exceed the average long-term rate of growth for the economies in each of the countries where BAC operates. An annual growth rate of 3.0% was estimated for the long term.

The after-tax discount rate used to discount the dividend flows reflects the specific risks relative to the CGU and the markets where BAC Credomatic operates, as mentioned earlier. Had the US dollar denominated estimated discount rate been 1.0% higher; it would not have been necessary to reduce the book value of goodwill, since the value in use of the cash-generating units associated with goodwill would have been Ps. 21,922,915 still exceeding book value as of December, 2021 of Ps. 13,483,529.

B.          Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A. and the goodwill in question was allocated to the groups of cash-generating units that together made up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser and reviewed by management. This valuation was conducted in January 2022 and is based on financial statements of Porvenir on September 30, 2021. The conclusion was that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 5,310,260, exceeding the book value by Ps. 2,446,969.

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, even though the valuation exercise includes a 20-years projection, the following tables only shows the first 5 years as rates, following the first year of projection, are generally stable with no significant variations.

December 31, 2021
	2022	2023	2024	2025	2026
Interest rate on investments	6.1%	4.7%	4.4%	4.6%	4.6%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	(7.8)%	7.0%	4.5%	6.0%	5.6%
Growth in expenses	(14.5)%	(0.1)%	1.5%	4.7%	4.5%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount interest rate after taxes	12.5%	12.6%	12.6%	12.6%	12.6%
Growth rate after twenty years	3.5%

A 20-years projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business of Porvenir, as indicated in the foregoing tables. The following is a description of that process.

●	Investments and borrowing rates were projected using historical data and data provided by the Company on the business.
●	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by the Company.
●	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and intra-group sources such as Corficolombiana´s research team.
●	The growth rate used for the terminal value was 3.5%, which is the average projected inflation provided by the independent specialists.

The after-tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 1.0% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units associated with goodwill would be Ps. 4,780,417 and still exceeding book value as of December, 2021 of Ps. 2,863,291.

C.          Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in January 2022 and is based on

Banco de Bogotá´s financial statements as of September 30, 2021.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 9,166,267 exceeds the book value by Ps. 1,931,847.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	7.8%	8.4%	8.6%	8.7%	8.7%
Borrowing rate	2.4%	3.1%	3.5%	3.5%	3.5%
Growth in income from commissions	10.2%	7.5%	9.1%	9.6%	10.7%
Growth in expenses	5.2%	9.0%	7.1%	7.1%	6.6%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount rate after taxes	12.5%	13.2%	13.2%	13.2%	13.2%
Growth rate after five years	3.6%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables.

The following is a description of that process.

●	The lending rates on loans and investments were projected based on the Company expected rates and lending rates from independent specialists (The Economist Intelligence Unit "EIU")
●	The borrowing rates were projected based on the Company´s expected rates and the money market interest rate from EIU.
●	Estimated growth of commissions is based on its historical ratio to the gross loan portfolio.
●	Estimated growth in expenses is based on the inflation’s growth and/or its historical percentage over revenues.
●	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and intra-group sources such as Corficolombiana´s research team.
●	The growth rate used for the terminal value was 3.6%, which is the average projected inflation provided by the independent specialists and reviewed by management.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 1.0% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 8,289,397, still exceeding book value as of December, 2021 of Ps. 7,234,420.

17.1. Goodwill Impairment

Below is the detail of the most significant values that comprise impairment charge of Goodwill:

A)	Concesionaria Panamericana S.A.S.

The recoverable amount for Concesionaria Panamericana S.A.S., has been calculated based on its value in use, determined by discounting the future free cash flows expected for the reminder of the concession term, using the estimated discount rate WACC 16.14%, considering the company's cash and debt balances as of December 31, 2022 and as of December 31, 2021 the estimated discount rate WACC 10.72%. The risk-free rate corresponds to the average of the treasuries for a period of ten years to be able to reflect the effects of the economic cycle. The country risk premium is taken from Bloomberg publications.

Under the following assumptions, the recoverable amount as of Ps. 177,243 as of December 31, 2022 and Ps. 179,735 as of December 31, 2021, was lower than the carrying amount of the investment including its goodwill, generating an impairment of Ps. 10,678 as of December 31, 2022 and Ps. 8,536 as of December 31, 2021. The main assumptions and circumstances taken into account, which led to the recognition of this impairment were:

•	The valuation horizon of the model is given by the remaining validity period of the concession, which ends in May, 2035.
•	Given that the concession has a determined period of execution, the goodwill has a “determined useful life” and in this sense it was expected that in the last years of administration and operation of the concession the goodwill paid would begin its process of deterioration.
•	Panamericana´s income is made up of income from tolls, as well as future periods for additional works carried out. Toll revenues are updated by verifying the traffic study (actual validation of traffic), considering the category of vehicles and incorporating the percentage of growth expected for each year of the concession. Additionally, travel fares are updated based on the variation observed in the CPI (in some cases additional growth is incorporated). Revenues for future terms, agreed in constant pesos in the concession contract, are updated with the CPI variation corresponding to the period in which they are received by the concessionaire.
•	Internal projections of costs and expenses to be incurred for Administration, Operation and Maintenance are used, considering compliance with contractual obligations, as well as service level indicators.